Condensed Statement of Operations (Unaudited) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Operating costs	$ 105,237	$ 127,349	$ 103,585	$ 673,625
Loss from operations	(105,237)	(127,349)	(103,585)	(673,625)
Other income (expense):
Interest income on marketable securities held in Trust Account	1,999	316,742	49,785	519,105
Unrealized gain on marketable securities held in Trust Account		182,776	(13,602)
Transaction costs attributable to the Initial Public Offering			(187,916)
Change in fair value of warrant liability	1,033,954	4,369,637	(279,026)	45,071
Other income	1,035,953	4,869,155	(430,759)	564,176
Net income (loss)	$ 930,716	$ 4,741,806	$ (534,344)	$ (109,449)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	6,636,795	6,690,513	6,460,450	6,932,496
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.07	$ 0.00	$ 0.06
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	3,495,705	3,441,987	2,112,827	3,200,004
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ 0.27	$ 1.25	$ (0.27)	$ (0.17)